Information by business segment and geographic area (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Information by business segment and geographic area
Number of business segments | segment	2
Revenue	$ 2,449,484	$ 1,964,841	$ 1,865,183
Cost of products sold	(1,681,202)	(1,439,101)	(1,463,290)
Gross profit	$ 768,282	525,740	401,893
Mining
Information by business segment and geographic area
Number of operating units | item	5
Revenue	$ 491,758	469,187	420,663
Smelting
Information by business segment and geographic area
Number of operating units | item	3
Revenue	$ 1,952,006	1,491,988	1,421,307
Operating segment | Mining
Information by business segment and geographic area
Revenue	1,213,221	907,425	770,704
Cost of products sold	(581,029)	(513,135)	(532,097)
Gross profit	632,192	394,290	238,607
Operating segment | Smelting
Information by business segment and geographic area
Revenue	1,952,006	1,491,988	1,421,307
Cost of products sold	(1,698,325)	(1,260,519)	(1,170,545)
Gross profit	253,681	231,469	250,762
Elimination
Information by business segment and geographic area
Revenue	(721,463)	(438,238)	(350,041)
Cost of products sold	721,463	438,238	350,041
Elimination | Mining
Information by business segment and geographic area
Revenue	(721,463)	(438,238)	(350,041)
Transfer-pricing adjustment | Mining
Information by business segment and geographic area
Revenue	(273,409)	(161,676)	(125,912)
Intersegment elimination excluding transfer-pricing adjustment | Mining
Information by business segment and geographic area
Revenue	(448,054)	(276,562)	(225,129)
Adjustments
Information by business segment and geographic area
Revenue	5,719	3,666	23,213
Cost of products sold	(123,311)	(103,685)	(110,689)
Gross profit	(117,592)	(100,019)	(87,476)
Sales of concentrate from smelting segment
Information by business segment and geographic area
Revenue	5,740	7,153	17,945
VMZ Energy sales
Information by business segment and geographic area
Revenue			8,354
Cost of concentrate sold by smelting segment
Information by business segment and geographic area
Cost of products sold	(3,303)	(2,405)	(10,968)
Cost of energy sold by VMZ
Information by business segment and geographic area
Cost of products sold			(4,788)
Employee compensation - production performance
Information by business segment and geographic area
Cost of products sold	(33,969)	(31,602)	(21,825)
Amortization of purchase price allocation of Milpo
Information by business segment and geographic area
Cost of products sold	(77,585)	(77,585)	(77,672)
Fair value hedge
Information by business segment and geographic area
Cost of products sold	(8,406)	14,729	(6,230)
Other adjustments
Information by business segment and geographic area
Revenue	(21)	(3,487)	(3,086)
Cost of products sold	$ (48)	$ (6,822)	$ 10,794